Organization and Business Description - Schedule of Company’s Subsidiaries (Details)	6 Months Ended
Jun. 30, 2025
Hua Chen Intelligent Technology Co., Limited (“Huachen HK”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Dec. 22, 2021
Jurisdiction of Formation	Hong Kong
Percentage of direct/indirect Economic Ownership	100.00%
Huachen AI Technology (Zhejiang) Co., Ltd (“Hua Chen WFOE”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Oct. 18, 2022
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	100.00%
Zhejiang Huachen Technology Co., Ltd (“Zhejiang Hua Chen Tech”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jun. 14, 2005
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	90.02%
Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd (“Shanghai TD Manufacturing”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 11, 2004
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	74.63%
Shanghai Tiandiricheng Parking Lots Management Co., Ltd (“Shanghai TD Parking”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Jul. 27, 2012
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	74.63%
Zhejiang Tiandidaochuan Parking Equipment Co., Ltd (“Zhejiang TD Parking”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 07, 2017
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	74.63%
Shanghai Yufeng Information Technology Co., Ltd (“Shanghai Yufeng”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Nov. 16, 2016
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	74.63%
Shanghai Tiandi Puji Parking Management Co., Ltd (“Shanghai TP Parking”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Apr. 01, 2015
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	74.63%
Shanghai Tiandi Daochuan Parking Equipment Installation Co., Ltd (“Shanghai TD Installation”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Mar. 18, 2008
Jurisdiction of Formation	Shanghai
Percentage of direct/indirect Economic Ownership	74.63%
Zhejiang Xinfeng Trade Co., Ltd (“Zhejiang Xinfeng”) [Member]
Schedule of Company’s Subsidiaries [Line Items]
Date of Incorporation	Feb. 07, 2024
Jurisdiction of Formation	Zhejiang
Percentage of direct/indirect Economic Ownership	74.63%